BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company-Owned Life Insurance and Self-Insurance Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018
Schedule of Self Insurance Liability [Line Items]
Cash surrender value of life insurance	$ 158.8	$ 170.9
Balance of company-owned life insurance	94.4	103.4
Minimum
Schedule of Self Insurance Liability [Line Items]
Stop-loss threshold amount for self-insurance	0.5
Maximum
Schedule of Self Insurance Liability [Line Items]
Stop-loss threshold amount for self-insurance	5.0
Receivables, net
Schedule of Self Insurance Liability [Line Items]
Reinsurance receivables	20.3	21.7
Other assets
Schedule of Self Insurance Liability [Line Items]
Reinsurance receivables	$ 41.1	$ 62.4